OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Noncurrent [Abstract]
Operating lease obligations (Note 11)	$ 401	$ 379
Fair value of derivative contracts (Note 29)	106	151
Employee post-retirement benefits (Note 28)	97	111
Asset retirement obligations	64	79
Long-term contract liabilities (Note 6)	12	32
Other	335	265
Other long-term liabilities	$ 1,015	$ 1,017